Deposits - Schedule of deposits (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Deposits [Line Items]
Deposits, gross	$ 87,018	$ 28,048
Equipment deposit provision, opening	(12,131)	(27,331)
Equipment deposit provision, reclassed	0	15,200
Equipment deposit provision	(12,131)	(12,131)
Deposits, net	74,887	15,917
ANDE [Member]
Deposits [Line Items]
Deposits, gross	6,524	0
Bodens Energi [Member]
Deposits [Line Items]
Deposits, gross	274	258
Atnorth [Member]
Deposits [Line Items]
Deposits, gross	310	292
Equipment Deposits [Member]
Deposits [Line Items]
Deposits, gross	78,647	26,307
Vattenfall AB [Member]
Deposits [Line Items]
Deposits, gross	$ 1,263	$ 1,191